Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per ordinary share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per ordinary share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,424,355	7,500,000	5,962,177	7,500,000	750,000	1,191,781
Diluted net income (loss) per ordinary share	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)
Non-Redeemable Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per ordinary share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000
Diluted net income (loss) per ordinary share	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)